Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”) and a Revolving Credit Note (“Revolver”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Pinnacle Bank (“Pinnacle”), have a fixed interest rate of
3.95%
and are secured by a
first
priority lien on all of the Company’s personal property and assets, all money, goods, machinery, equipment, fixtures, inventory, accounts, chattel paper, letter of credit rights, deposit accounts, commercial tort claims, documents, instruments, investment property and general intangibles now owned or hereafter acquired by the Company and wherever located, as well as a first
lien deed of trust on the Company’s real property.

Long-term debt as of
October 31, 2018
and
2017
consists of the following:

	October 31,
	2018	2017
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,644,211 due May 1, 2024	$4,774,252	$4,960,738
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $1,255,850 due May 1, 2024	1,645,332	1,709,595
Total long-term debt	6,419,584	6,670,333
Less current installments	260,954	250,726
Long-term debt, excluding current installments	$6,158,630	$6,419,607

The Revolver with Pinnacle provides the Company with a
$7.0
million revolving line of credit (“Revolving Loan”) for the working capital needs of the Company. Under the Revolver, Pinnacle provides the Company with one
or more revolving loans in a collective maximum principal amount of
$7.0
million. The Company
may
borrow, repay, and reborrow at any time or from time to time while the Revolving Loan is in effect.

The applicable margin in the Revolving Credit Note has a floor on the interest rate for the Revolving Credit Note such that the rate will never be less than
2.50%
per annum. The Revolving Loan accrues interest at LIBOR plus
2.50%
(resulting in a
4.74%
rate at
October 31, 2018).
The Revolving Loan is payable in monthly payments of interest only with principal and any outstanding interest due and payable at maturity.

On
April 10, 2018,
the Company entered into a Fourth Loan Modification Agreement with Pinnacle to modify the Credit Agreement dated
April 26, 2016
entered into between the Company and Pinnacle and the term loans dated
April 26, 2016.
The Fourth Loan Modification Agreement extended the maturity date of the Revolving Loan to
September 30, 2019
and modified
two
financial covenants for the Company.

Also on
April 10, 2018,
the Company entered into a Special Project Loan Agreement and Special Project Revolver with Pinnacle which provided the Company with a
$6.0
million revolving line of credit (the “Special Project Revolving Loan”) for the working capital needs related to the fulfillment and processing of certain orders. Under the Special Project Revolver, Pinnacle provided the Company with one
or more revolving loans in a collective maximum principal amount of
$6.0
million. The Company could borrow, repay, and reborrow at any time or from time to time while the Special Project Revolving Loan was in effect.

The Special Project Revolving Loan accrued interest at LIBOR plus
4.0%.
The Special Project Revolving Loan was payable in monthly payments of interest only with principal and any outstanding interest due and payable at maturity. The Special Project Revolving Loan matured on
October 1, 2018,
according to the terms of the agreement.

The Company’s outstanding balance on the Special Project Revolving Loan never exceeded
$2.8
million during its term, and the final payment on the revolver was made in
July 2018
prior to its maturity on
October 1, 2018.

On
October 15, 2018,
the Company entered into a Fifth Loan Modification Agreement with Pinnacle to modify the Credit Agreement dated
April 26, 2016
entered into between the Company and Pinnacle and the term loans dated
April 26, 2016.
The Fifth Loan Modification Agreement extends the maturity date of the Revolving Loan to
April 30, 2020
and modifies
three
financial covenants for the Company. All other terms of the Revolving Loan remain unaltered and in effect.

The Revolving Loan continues to be secured by a perfected
first
lien security interest on all assets, including but
not
limited to, accounts, as-extracted collateral, chattel paper, commodity accounts, commodity contracts, deposit accounts, documents, equipment, fixtures, furniture, general intangibles, goods, instruments, inventory, investment property, letter of credit rights, payment intangibles, promissory notes, software and general tangible and intangible assets owned now or later acquired. The Revolving Loan is also cross-collateralized with the Company’s real property.

As of
October 31, 2018,
the Company had
$3.0
million of outstanding borrowings on its Revolving Loan and
$4.0
million in available credit. As of
October 31, 2017
the Company had
$5.7
million of outstanding borrowings on its Revolving Loan and
$1.3
million in available credit.

The aggregate maturities of long-term debt for each of the
five
years subsequent to
October 31, 2018
are:
$260,954
in fiscal year
2019,
$3,270,918
in fiscal year
2020,
$282,651
in fiscal year
2021,
$294,181
in fiscal year
2022
and
$306,180
in fiscal year
2023.